Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases
9.	Leases

The Company leases facilities under non-cancellable operating leases expiring on different dates. The terms of substantially all of these leases are two years or less. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. All of the Company’s leases qualify as operating leases. With the adoption of the new leasing standard, the Company has recorded a right-of-use asset and corresponding lease liability, by calculating the present value of future lease payments, discounted at 7.14%, the Company’s incremental borrowing rate, over the expected term. Variable lease cost and short-term leases (lease terms less than 12 months) are recognized as incurred.

(a)	The components of lease expenses were as follows:

For the Year ended December 31, 2019
Lease cost:
Amortization of right-of-use assets	10,928
Interest of lease liabilities	1,746
Expenses for short-term lease within 12 months	605
Total lease cost	13,279

(b)	Supplemental cash flow information related to leases was as follows:

Year ended December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	11,228
Right-of-use assets obtained in exchange for lease obligations:
Operating lease liabilities	—

(c)	Supplemental balance sheet information related to leases was as follows:

As of December 31, 2019
Weighted-average remaining lease term
Operating leases	1.2year
Weighted-average discount rate
Operating lease	7.14% per annum

(d)	Maturities of lease liabilities were as follows:

Years Ending December 31,	As of December 31, 2019
2020	11,667
2021	11,492
2022	2,626
Total undiscounted lease payments	25,785
Less: imputed interest	(2,947)
Total lease liabilities	22,838

(e)	Future minimum lease payments for the Company’s operating leases as of December 31, 2018 under ASC 840 were as follows:

Years Ending December 31,	As of December 31, 2018
2019	16,861
2020	17,208
2021	17,182
2022	4,309
Total	55,560

(f)	Future minimum lease payments for the Company’s operating leases as of December 31, 2019 under ASC 842 were as follows:

Years Ending December 31,	As of December 31, 2019
2020	11,790
2021	11,492
2022	2,626
Total	25,908